Financial risk management	12 Months Ended
Dec. 31, 2024
Financial risk management
Financial risk management

Note 28. Financial risk management

Through its business activities, the Company is exposed to various types of financial risk: foreign exchange risk, credit risk and liquidity risk.

Foreign exchange risk

On July 15, 2020, the Company closed its IPO for aggregate gross proceeds of $107.7 million and, in 2021, raised funds through its Jefferies ATM program for aggregate gross proceeds of approximately $31.9 million (see Note 1.3. - Significant events of 2023 and 2022). The nature of the company exposure to the foreign exchange risk has changed due to the fact that a significant part of its liquidity is denominated in U.S. dollars.

The Company decided not to immediately convert the entire cash proceeds obtained through the capital increase into euros, because some of that cash will be used to cover expenses denominated in USD over the coming years. Nevertheless, the Company incurs the majority of its expenses in euros and some of its USD cash resources may therefore have to be converted into euros in order to meet its business needs, thereby exposing the Company to foreign exchange risk.

Prior to May 14, 2021, three foreign currency forward contracts were in place for a total amount of $60 million to protect the of the Company’s dollar-denominated investments against exchange rate fluctuations between the euro and the dollar. As these contracts have expired, the Company’s financial position could be further affected by adverse fluctuations in the exchange rate between the euro and the dollar, which are difficult to predict.

However, the Company has taken the appropriate steps to ensure that hedging instruments can be put in place at any time to protect its activities against exchange rate fluctuations value, whenever it deems necessary and in accordance with its investment policy.

The table below shows, at December 31, 2024, the sensitivity analysis of the Company’s assets denominated in USD under the reasonable assumption of a variation of 5% based on the exchange rate at the closing date, to which the Company is exposed:

31/12/2024
	Fair value as of	Impact of a 5% change
In thousands of euros	December 31, 2024	in exchange rate
Cash & cash equivalents denominated in US Dollars	21,879	(1,042)
Short-term deposits dominated in US Dollars	8,182	(390)
End of period rate at 31/12/24	1.04	1.09

31/12/2023
	Fair value as of	Impact of a 5% change
In thousands of euros	December 31, 2023	in exchange rate
Cash & cash equivalents denominated in US Dollars	4,649	(221)
Short-term deposits dominated in US Dollars	2,715	(129)
End of period rate at 31/12/23	1.11	1.16

31/12/2022
	Fair value as of	Impact of a 5% change
In thousands of euros	December 31, 2022	in exchange rate
Cash & cash equivalents denominated in US Dollars	33,310	(1,586)

Credit risk

Credit risk arises from cash and cash equivalents and deposits with banks and financial institutions, as well as from client exposures.

The Company’s exposure to credit risk chiefly stems from to trade receivables. The Company has put in place a system to monitor its receivables and their payment and clearance.

Generally, the Company is not exposed to a concentration of credit risk given the outstanding trade receivables balance at each reporting date.

Liquidity risk

Liquidity risk management aims to ensure that the Company has access to sufficient liquidity and financial resources to be able to meet present and future obligations.

The Company prepares short-term cash forecasts and annual operating cash flow forecasts as part of its budget procedures.

Prudent liquidity risk management involves maintaining sufficient liquidity, having access to financial resources through appropriate credit facilities and being able to unwind market positions.

The Company’s operations have consumed substantial amounts of cash since its inception. Developing pharmaceutical product candidates, including conducting clinical trials, is expensive, lengthy and risky, and the Company expects its research and development expenses to increase substantially in connection with its ongoing activities. Accordingly, the Company will continue to require substantial additional capital to continue its clinical development activities and potentially engage in commercialization activities.

At the date of these consolidated financial statements, the Company estimates, given its current cost structure and its projected expenditure commitments, to be able to finance its activities until the middle of the third quarter of 2025 (see Note 3.18. – Going concern for more details).

Interest Rate Risk

The Company has a relatively low exposure to interest rate risk. Such exposure primarily involves the money market funds and time deposit accounts. The outstanding bank loans bear interest at a fixed rate, and therefore the Company is not subject to interest rate risk with respect to these loans. Changes in interest rates have a direct impact on the rate of return on these investments and the cash flows generated. The repayment flows of the conditional advances from BPI France are not subject to interest rate risk.

Fair Value Measurement - Derivatives Risk

The Company is exposed to the fluctuations of the changes in the fair value of its derivatives, as the changes on the performance of the underlying can have a significant impact on the Statement of Income (Loss) statement.

Please refer to the Note 13. Financial Debt for detailed sensitivity.

Inflation Risk

Inflation has a general impact on the Company’s business in line with overall price increases, increases in the cost of borrowing, and operating in an inflationary economy. The Company has seen a 3-5% price increase in 2024 during negotiations with the vendors, and such higher costs cannot be offset through price increases, as the Company does not have any approved products. It is not possible to predict the timing, strength, or duration of any inflationary period or economic slowdown or its ultimate impact on the Company. If the conditions in the general economy significantly deviate from present levels and continue to deteriorate, it could have a material adverse effect on the business, financial condition, results of operations and growth prospects of the Company.